SHARE-BASED PAYMENTS - PSU and RSU activity (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares
Performance Share Units [member]
PSU and RSU activity [abstract]
Outstanding, beginning of year	614	608
Granted	336	198
Forfeited	(5)	(4)
Exercised	(323)	(188)
Outstanding, end of year	622	614
Weighted average fair value of outstanding | $	$ 137.41	$ 121.41
Restricted Share Units [Member]
PSU and RSU activity [abstract]
Outstanding, beginning of year	262	121
Granted	121	146
Forfeited	(9)	(5)
Exercised	(1)	0
Outstanding, end of year	373	262
Weighted average fair value of outstanding | $	$ 112.35	$ 100.25